Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Lease Disclosure [Abstract]
Short-term leases and leases of low-value assets	$ 10	$ 15	$ 21	$ 27